497(j)

333-70801/811-08862

VIA EDGAR

May 6, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: A. G. Separate Account A

Western National Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-70801 and 811-08862

(The One Multi Manager Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2009 for the A. G. Separate Account A The One Multi Manager Annuity contains no changes from those submitted in Post-Effective Amendment No. 5 and Amendment No. 37 as filed electronically with the Securities and Exchange Commission on May 1, 2009, accession number 0000950129-09-001457.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Vice President, Deputy General Counsel and Secretary